Administrative, operations and project expenses	12 Months Ended
Dec. 31, 2018
Selling, general and administrative expense [abstract]
Disclosure of general and administrative expense [text block]
25.	Administrative, operations and project expenses

The following is the detail of administration, operation and project expenses, according to their function, for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Administrative expenses
General expenses	911,645	723,341	556,563
Labor expenses	662,258	624,424	657,051
Taxes (1)	39,117	362,963	663,889
Depreciation and amortization	40,838	53,796	45,765
	1,653,858	1,764,524	1,923,268
Operations and project expenses
Exploration costs	1,387,379	1,341,940	728,590
Taxes (1)	433,506	324,223	286,331
Commissions, fees, freights and services	466,862	471,657	568,513
Labor expenses	316,386	310,947	278,383
Fee for regulatory entities	98,794	63,470	87,325
Depreciation and amortization	44,318	95,516	177,252
Maintenance	50,846	122,273	147,197
Others	105,041	196,039	478,096
	2,903,132	2,926,065	2,751,687

(1) For 2017 and 2016, mainly corresponds to the recognition of the wealth tax. See Note 10 – Taxes.